Interest income, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Interest income, net
Interest income	$ 6,035	¥ 42,013	¥ 73,729	¥ 35,742
Interest expenses	0	0	(5,597)	(4,949)
Bank charges	(501)	(3,491)	(1,341)	(490)
Exchange gains	156	1,094
Interest income, net	$ 5,690	¥ 39,616	¥ 66,791	¥ 30,303